Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [member]
Cost
Cost at beginning	$ 342,621	$ 352,253
Cost, Asset additions	20,322	14,672
Cost, Change in decommissioning provision	(2,156)	4,962
Cost, Reclassification		(29,266)
Cost at ending	360,787	342,621
Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning	(164,708)	(92,934)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(21,340)	(15,795)
Accumulated depreciation and depletion, Impairment for the year	(13,440)	(55,979)
Accumulated depreciation and depletion at ending	(199,488)	(164,708)
Carrying Value [member]
Carrying value
Balance	161,299	177,913
Mining interests [member] | Cost [member]
Cost
Cost at beginning	208,266	128,729
Cost, Asset additions	9,302	7,017
Cost, Change in decommissioning provision	(2,156)	4,962
Cost, Reclassification		67,558
Cost at ending	215,412	208,266
Mining interests [member] | Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning	(101,091)	(54,360)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(9,918)	(5,486)
Accumulated depreciation and depletion, Impairment for the year	(3,539)	(41,245)
Accumulated depreciation and depletion at ending	(114,548)	(101,091)
Mining interests [member] | Carrying Value [member]
Carrying value
Balance	100,864	107,175
Non-producing properties [member] | Cost [member]
Cost
Cost at beginning	12,469	108,341
Cost, Asset additions		952
Cost, Change in decommissioning provision
Cost, Reclassification		(96,824)
Cost at ending	12,469	12,469
Non-producing properties [member] | Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning
Accumulated depreciation and depletion, Depreciation/depletion for the year
Accumulated depreciation and depletion, Impairment for the year
Accumulated depreciation and depletion at ending
Non-producing properties [member] | Carrying Value [member]
Carrying value
Balance	12,469	12,469
Plant and equipment [member] | Cost [member]
Cost
Cost at beginning	110,273	105,031
Cost, Asset additions	10,304	5,242
Cost, Change in decommissioning provision
Cost, Reclassification
Cost at ending	120,577	110,273
Plant and equipment [member] | Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning	(57,755)	(37,889)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(10,077)	(8,845)
Accumulated depreciation and depletion, Impairment for the year	(9,901)	(11,021)
Accumulated depreciation and depletion at ending	(77,733)	(57,755)
Plant and equipment [member] | Carrying Value [member]
Carrying value
Balance	42,844	52,518
Right-of-use lease assets [member] | Cost [member]
Cost
Cost at beginning	11,373	9,912
Cost, Asset additions	720	1,461
Cost, Change in decommissioning provision
Cost, Reclassification
Cost at ending	12,093	11,373
Right-of-use lease assets [member] | Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning	(5,732)	(596)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(1,306)	(1,423)
Accumulated depreciation and depletion, Impairment for the year		(3,713)
Accumulated depreciation and depletion at ending	(7,038)	(5,732)
Right-of-use lease assets [member] | Carrying Value [member]
Carrying value
Balance	5,055	5,641
Corporate office equipment [member] | Cost [member]
Cost
Cost at beginning	240	240
Cost, Asset additions	(4)
Cost, Change in decommissioning provision
Cost, Reclassification
Cost at ending	236	240
Corporate office equipment [member] | Accumulated depreciation and depletion [member]
Accumulated depreciation and depletion
Accumulated depreciation and depletion at beginning	(130)	(89)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(39)	(41)
Accumulated depreciation and depletion, Impairment for the year
Accumulated depreciation and depletion at ending	(169)	(130)
Corporate office equipment [member] | Carrying Value [member]
Carrying value
Balance	$ 67	$ 110